Document and Entity Information	Mar. 24, 2022
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	CA
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001032208
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	SEMPRA ENERGY
Entity File Number	1-14201
Entity Tax Identification Number	33-0732627
Entity Address, Address Line One	488 8th AVENUE
Entity Address, City or Town	SAN DIEGO
Entity Address, Postal Zip Code	92101
City Area Code	(619)
Local Phone Number	696-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Sempra Energy Common Stock, without par value
Trading Symbol	SRE
Security Exchange Name	NYSE
Junior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Sempra Energy 5.75% Junior Subordinated Notes Due 2079, $25 par value
Trading Symbol	SREA
Security Exchange Name	NYSE